PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 27.9%
42,037  iShares Core S&P Mid-
Cap ETF
$ 3,167,488
4.5
177,040  Vanguard FTSE
Developed Markets
ETF
12,909,757
18.2
50,955  Vanguard FTSE
Emerging Markets ETF
3,083,796
4.3
12,694  Vanguard Long-Term
Treasury ETF
672,528
0.9
Total Exchange-Traded
Funds
(Cost $15,322,199)
19,833,569
27.9
MUTUAL FUNDS : 71.8%
Affiliated Investment Companies : 17.8%
121,215  Voya Intermediate
Bond Fund - Class R6
1,040,020
1.5
86,596  Voya MI Dynamic
Small Cap Fund
- Class R6
1,439,232
2.0
527,634  Voya Multi-Manager
International Equity
Fund - Class I
7,006,982
9.9
12,620  Voya Small Cap
Growth Fund - Class
R6
680,857
0.9
139,041  Voya VACS Series
EME Fund
2,462,425
3.5
12,629,516
17.8
Unaffiliated Investment Companies : 54.0%
143,558  Fidelity 500 Index
Fund
38,396,127
54.0
Total Mutual Funds
(Cost $42,633,456)
51,025,643
71.8
Total Long-Term
Investments
(Cost $57,955,655)
70,859,212
99.7
Total Investments in
Securities
(Cost $57,955,655) $ 70,859,212 99.7
Assets in Excess of
Other Liabilities 210,647 0.3
Net Assets $ 71,069,859 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 19,833,569 $ — $ — $ 19,833,569
Mutual Funds 51,025,643 — — 51,025,643
Total Investments, at fair value $ 70,859,212 $ — $ — $ 70,859,212
Liabilities Table
Other Financial Instruments+
Futures $ (1,460) $ — $ — $ (1,460)
Total Liabilities $ (1,460) $ — $ — $ (1,460)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,041,061 $ 78,903 $ (61,440) $ (18,504) $ 1,040,020 $ 12,849 $ (719) $ —
Voya MI Dynamic Small Cap Fund
- Class R6
1,377,395 93,706 (70,784) 38,915 1,439,232 — 10,177 —
Voya Multi-Manager International
Equity Fund - Class I
5,055,674 2,891,091 (1,120,429) 180,646 7,006,982 — 10,801 —
Voya Small Cap Growth Fund -
Class R6
687,319 46,853 (30,026) (23,289) 680,857 — 10,454 —
Voya VACS Series EME Fund
2,303,929 541,591 (222,145) (160,950) 2,462,425 — 101,699 —
$ 10,465,378 $ 3,652,144 $ (1,504,824) $ 16,818 $ 12,629,516 $ 12,849 $ 132,412 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At August 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 17 12/31/26 $ 1,796,953 $ (1,359)
$ 1,796,953 $ (1,359)
Short Contracts:
3-month SOFR (7) 03/16/27 (1,678,512) (101)
$ (1,678,512) $ (101)

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2060 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,963,060
Gross Unrealized Depreciation (59,503)
Net Unrealized Appreciation $ 12,903,557